Leases (Undiscounted Lease Payments Maturity Schedule) (Details) $ in Millions	Dec. 31, 2022 CAD ($)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted cash flows related to lease liability	$ 142.8
1 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted cash flows related to lease liability	25.5
2 to 3 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted cash flows related to lease liability	41.3
4 to 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted cash flows related to lease liability	33.6
More than 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted cash flows related to lease liability	$ 42.4